CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Revenue	$ 19,977,150	$ 19,069,970	$ 17,323,163
Cost of revenue	(18,783,292)	(17,912,711)	(16,326,583)
Gross profit	1,193,858	1,157,258	996,581
Selling, general and administrative expenses	(672,516)	(637,830)	(591,106)
Operating income	521,341	519,429	405,474
Interest expense and finance charges, net	(79,023)	(74,225)	(46,436)
Other income (expense), net	(6,172)	28,083	(13,369)
Income before income taxes	436,146	473,287	345,669
Provision for income taxes	(101,609)	(111,113)	(101,117)
Income from continuing operations	334,538	362,174	244,552
Income from discontinued operations, net of taxes	194,622	138,538	55,429
Net income	$ 529,160	$ 500,712	$ 299,981
Basic
Continuing operations	$ 6.50	$ 7.08	$ 5.88
Discontinued operations	3.78	2.71	1.33
Net income	10.28	9.79	7.21
Diluted
Continuing operations	6.46	7.05	5.85
Discontinued operations	3.76	2.69	1.32
Net income	$ 10.21	$ 9.74	$ 7.17